Condensed Financial Information of Deswell Industries, Inc. (Details) - Condensed Cash Flow Statement - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income	$ 2,059	$ 8,232	$ 8,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(2,488)	(8,661)	(9,442)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(3)
Amounts due from subsidiaries	4,305	(782)	7,774
Other accrued liabilities	3	7	(24)
Net cash provided by (used in) operating activities	3,879	(1,204)	6,536
Cash flows from financing activities
Dividends paid	(3,188)	(3,186)	(2,864)
Proceeds from exercise of stock options		43
Net cash used in financing activities	(3,188)	(3,143)	(2,864)
Net increase (decrease) in cash and cash equivalents	691	(4,347)	3,672
Cash and cash equivalents, beginning of year	227	4,574	902
Cash and cash equivalents, end of year	$ 918	$ 227	$ 4,574